FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Brazil - 3.5%
B3 SA - Brasil Bolsa Balcao	1,263,253	$2,311,779
Banco Santander Brasil SA - ADR	954,074	4,713,126
Localiza Rent a Car SA	192,186	1,440,854
Raia Drogasil SA	311,161	1,432,762
Rede D'Or Sao Luiz SA(a)	216,020	1,054,190
Suzano SA	174,839	1,784,639
Vale SA	1,122,107	12,511,570
WEG SA	376,600	2,838,934
		28,087,854

Chile - 17.1%
Banco de Chile	179,081,071	19,983,320
Banco de Credito e Inversiones SA	391,978	11,029,778
Cencosud SA	5,264,901	9,930,609
Cia Cervecerias Unidas SA - ADR	262,031	2,981,913
Cia Sud Americana de Vapores SA	71,139,679	4,517,621
Colbun SA	30,669,126	3,969,176
Empresas CMPC SA	4,725,632	8,888,336
Empresas Copec SA	1,785,789	13,758,005
Falabella SA(b)	5,063,243	15,608,595
Latam Airlines Group SA(b)	1,597,155,772	21,792,126
Sociedad Quimica y Minera de Chile SA - ADR(c)	643,430	26,219,772
		138,679,251

Indonesia - 2.5%
Adaro Energy Indonesia Tbk PT	5,438,984	926,703
Bank Central Asia Tbk PT	22,087,306	13,387,268
Barito Pacific Tbk PT	13,143,194	794,611
Charoen Pokphand Indonesia Tbk PT	3,021,211	936,345
GoTo Gojek Tokopedia Tbk PT(b)	315,854,187	964,440
Indah Kiat Pulp & Paper Tbk PT	958,627	521,025
Kalbe Farma Tbk PT	7,509,354	699,344
Merdeka Copper Gold Tbk PT(b)	5,379,054	781,811
Sarana Menara Nusantara Tbk PT	7,938,628	356,329
Sumber Alfaria Trijaya Tbk PT	7,848,268	1,318,030
		20,685,906

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FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Malaysia - 3.1%
Celcomdigi Bhd	2,279,397	$1,778,099
Hong Leong Bank Bhd	431,057	1,754,381
IOI Corp. Bhd	1,867,547	1,464,743
Kuala Lumpur Kepong Bhd	355,834	1,556,844
Maxis Bhd	1,669,768	1,249,450
PPB Group Bhd	476,637	1,444,814
Press Metal Aluminium Holdings Bhd	2,747,017	3,354,068
Public Bank Bhd	10,250,234	8,734,699
YTL Corp. Bhd	2,707,821	1,980,282
YTL Power International Bhd	1,583,769	1,618,181
		24,935,561

Mexico - 1.8%
America Movil SAB de CV(b)	2,243,516	1,911,802
Arca Continental SAB de CV	107,438	1,056,469
Cemex SAB de CV - ADR	194,196	1,240,912
Fomento Economico Mexicano SAB de CV - ADR	26,166	2,816,770
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,267	679,012
Grupo Bimbo SAB de CV - Class A	178,265	629,555
Grupo Carso SAB de CV - Class A1	69,064	474,935
Grupo Elektra SAB DE CV	6,667	384,754
Grupo Financiero Banorte SAB de CV	369,453	2,875,251
Grupo Financiero Inbursa SAB de CV(b)	236,185	560,157
Grupo Mexico SAB de CV - Class B	425,380	2,295,122
		14,924,739

Philippines - 1.2%
Ayala Corp.	78,084	775,391
Ayala Land, Inc.	1,797,475	874,064
Bank of the Philippine Islands	619,328	1,258,543
BDO Unibank, Inc.	506,280	1,107,425
International Container Terminal Services, Inc.	247,759	1,478,717
Jollibee Foods Corp.	112,193	432,623
Manila Electric Co.	73,070	456,306
SM Investments Corp.	139,789	1,980,835
SM Prime Holdings, Inc.	2,494,956	1,204,717
Universal Robina Corp.	224,693	426,315
		9,994,936

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FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Poland - 14.3%
Alior Bank SA	307,804	$7,825,752
Allegro.eu SA(a)(b)	1,586,500	14,857,489
Bank Polska Kasa Opieki SA	760,589	31,741,198
CCC SA(b)	163,694	5,001,518
CD Projekt SA	230,082	7,941,548
Cyfrowy Polsat SA(b)	848,325	2,554,047
Dino Polska SA(a)(b)	167,244	16,875,415
Grupa Kety SA	32,382	7,199,307
KRUK SA	60,871	6,994,876
LPP SA	3,591	15,244,790
		116,235,940

Republic of Korea - 17.8%
Celltrion, Inc.	37,878	4,796,321
Hyundai Motor Co.	51,380	11,011,333
Kia Corp.	93,247	8,759,053
LG Chem Ltd.	19,583	4,915,312
NAVER Corp.	52,049	6,310,917
POSCO Holdings, Inc. - ADR(c)	115,685	7,605,132
Samsung Biologics Co. Ltd.(a)(b)	6,450	3,406,575
Samsung Electronics Co. Ltd.	1,007,180	59,633,251
Samsung SDI Co. Ltd.	22,633	5,820,619
SK Hynix, Inc.	190,177	32,674,799
		144,933,312

South Africa - 6.1%
Absa Group Ltd.	369,591	3,218,781
Anglogold Ashanti PLC	187,828	4,720,118
Capitec Bank Holdings Ltd.	46,789	6,761,018
FirstRand Ltd.	2,359,449	9,972,745
Gold Fields Ltd. - ADR	370,204	5,516,040
MTN Group Ltd.	784,817	3,664,025
Sanlam Ltd.	741,809	3,299,330
Sasol Ltd. - ADR(c)	274,229	2,086,883
Shoprite Holdings Ltd.	198,356	3,096,616
Standard Bank Group Ltd.	587,271	6,804,677
		44,420,115
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FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 98.9% (CONTINUED)	Shares	Value
Taiwan - 28.6%(d)
Cathay Financial Holding Co. Ltd.	4,354,486	$7,919,322
Chunghwa Telecom Co. Ltd.	2,167,421	8,384,672
CTBC Financial Holding Co. Ltd.	8,285,019	9,666,260
Delta Electronics, Inc.	1,333,685	15,930,303
Fubon Financial Holding Co. Ltd.	3,594,061	8,785,323
Hon Hai Precision Industry Co. Ltd.	6,694,143	44,157,841
MediaTek, Inc.	695,427	30,010,875
Quanta Computer, Inc.	1,212,577	11,661,730
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	492,374	85,579,525
United Microelectronics Corp. - ADR	1,124,787	9,853,134
		231,948,985

Thailand - 2.9%
Advanced Info Service PCL	392,251	2,233,952
Bangkok Bank PCL	708,745	2,520,368
Bangkok Dusit Medical Services PCL	4,132,348	3,012,203
Bumrungrad Hospital PCL	234,681	1,579,568
Central Pattana PCL	1,229,273	1,850,735
Central Retail Corp. PCL(a)	1,385,064	1,160,589
CP ALL PCL	3,359,606	5,035,175
Gulf Energy Development PCL	1,876,327	2,070,747
Intouch Holdings PCL	316,375	616,413
Kasikornbank PCL	984,708	3,367,555
		23,447,305
TOTAL COMMON STOCKS (Cost $680,972,743)		803,014,022

PREFERRED STOCKS - 0.9%
Brazil - 0.9%
Banco Bradesco SA, 0.00%	368,378	825,167
Itau Unibanco Holding SA, 0.00%	1,188,989	6,943,696
TOTAL PREFERRED STOCKS (Cost $8,064,295)		7,768,863

RIGHTS - 0.0%(e)	Contracts	Value
Brazil - 0.0%(e)
Localiza Rent a Car SA, Expires 08/07/2024, Exercise Price $33.48(b)	1,942	2,953
TOTAL RIGHTS (Cost $4,575)		2,953

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FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 4.1%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 4.1%
First American Government Obligations Fund - Class X, 5.23% (f)	32,907,897	$32,907,897

Money Market Funds - 0.0%(e)
First American Government Obligations Fund - Class X, 5.23%(f)	773	773
TOTAL SHORT-TERM INVESTMENTS (Cost $32,908,670)		32,908,670

TOTAL INVESTMENTS - 103.9% (Cost $721,950,283)		$843,694,508
Liabilities in Excess of Other Assets - (3.9)%		(31,568,622)
TOTAL NET ASSETS - 100.0%		$812,125,886

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $37,354,258 or 4.6% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $31,727,386 which represented 3.9% of net assets.
(d)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

.

FREEDOM 100 EMERGING MARKETS ETF

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$803,014,022	$—	$—	$803,014,022
Preferred Stocks	7,768,863	—	—	7,768,863
Rights	2,953	—	—	2,953
Investments Purchased with Proceeds from Securities Lending	32,907,897	—	—	32,907,897
Money Market Funds	773	—	—	773
Total Investments	$843,694,508	$—	$—	$843,694,508

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.